As filed with the Securities and Exchange Commission on May 19, 2014

Securities Act Registration No. 333-123290
Investment Company Act Reg. No. 811-21726

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 27	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 29	[X]
(Check appropriate box or boxes.)

360 FUNDS
(Exact Name of Registrant as Specified in Charter)

4520 Main Street, Suite 1425
Kansas City, MO 64111
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 263-5593

Randall Linscott
4520 Main Street, Suite 1425
Kansas City, MO 64111
(Name and Address of Agent for Service)

With Copies To:
Matthew A. Swendiman
Graydon Head & Ritchey LLP
1900 Fifth Third Center, 511 Walnut Street
Cincinnati, OH 45202

Approximate Date of Proposed Public Offering: Immediately following effectiveness of this registration statement amendment.

It is proposed that this filing will become effective (check appropriate box)
|_|	immediately upon filing pursuant to paragraph (b)
|X|	on June 20, 2014 pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
|X|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No.27 to the Registration Statement on Form N-1A for 360 Funds (the “Funds”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 26 (“PEA No. 26”), which was filed with the Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001398344-14-001657 on March 14, 2014 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 26 by means of this filing, Part A, Part B and Part C of PEA No. 26 are incorporated herein by reference.

PART A – PROSPECTUS
The Prospectus for the IMS Capital Value Fund, the IMS Strategic Income Fund, and the IMS Dividend Growth Fund, each a series of the Funds, is incorporated herein by reference to Part A of PEA No. 26.

PART B – STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for the IMS Capital Value Fund, the IMS Strategic Income Fund, and the IMS Dividend Growth Fund is incorporated herein by reference to Part B of PEA No. 26.

PART C – OTHER INFORMATION
Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 26.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 27 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in Kansas City, Missouri on the 19th day of May, 2014.

360 Funds Trust

By:	/s/ Randall Linscott
Randall Linscott, President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 27 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		May 19, 2014
Art Falk, Trustee		Date
*		May 19, 2014
Thomas Krausz, Trustee		Date
*		May 19, 2014
Tom M. Wirtshafter, Trustee		Date
/s/ Randall Linscott		May 19, 2014
Randall Linscott, Trustee and President		Date
/s/ Larry Beaver		May 19, 2014
Larry Beaver, Treasurer		Date
* By:	/s/ Randall Linscott	May 19, 2014
Randall Linscott, Attorney-in-Fact		Date

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